Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	cfvst5_SupplementTextBlock

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Supplement dated September 14, 2012

to the Prospectus dated May 1, 2012

Goldman Sachs Asset Management, L.P. will continue to provide services to the Fund through November 16, 2012.

Effective on or about November 16, 2012, the following changes are hereby made to the Fund's prospectus:

The name of the Fund is changed to Variable Portfolio-Victory Established Value Fund.

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap Value Index (the Index). As of July 31, 2012, the capitalization range of the Index was between $235 million and $20.3 billion. The market capitalization range and the composition of the Index are subject to change.

The Fund may invest a portion of its assets in American Depository Receipts (ADRs). The Fund invests in companies that are expected to benefit from either macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Victory Capital Management Inc. (Victory Capital or the Subadviser), which provides day-to-day portfolio management of the Fund.

The "Principal Risks of Investing in the Fund" in the Summary of the Fund is hereby revised to delete "Risks of Foreign/Emerging Markets Investing Risk" and "Sector Risk" and to add the following risks:

Depositary Receipts Risks.    Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Equity Risk.    Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.

Manager Risk.    Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.

Variable Portfolio - Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst5_SupplementTextBlock

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

Supplement dated September 14, 2012

to the Prospectus dated May 1, 2012

Goldman Sachs Asset Management, L.P. will continue to provide services to the Fund through November 16, 2012.

Effective on or about November 16, 2012, the following changes are hereby made to the Fund's prospectus:

The name of the Fund is changed to Variable Portfolio-Victory Established Value Fund.

The "Principal Investment Strategies of the Fund" in the Summary of the Fund is superseded and replaced as follows:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap Value Index (the Index). As of July 31, 2012, the capitalization range of the Index was between $235 million and $20.3 billion. The market capitalization range and the composition of the Index are subject to change.

The Fund may invest a portion of its assets in American Depository Receipts (ADRs). The Fund invests in companies that are expected to benefit from either macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. Columbia Management Investment Advisers, LLC (the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Victory Capital Management Inc. (Victory Capital or the Subadviser), which provides day-to-day portfolio management of the Fund.

The "Principal Risks of Investing in the Fund" in the Summary of the Fund is hereby revised to delete "Risks of Foreign/Emerging Markets Investing Risk" and "Sector Risk" and to add the following risks:

Depositary Receipts Risks.    Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Equity Risk.    Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.

Manager Risk.    Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.